Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income	$ 685,866	$ 659,571	$ 652,800
Weighted average ordinary shares outstanding (in thousands)	179,218	188,487	195,647
Employee stock options, RSUs and PSUs (in thousands)	4,401	3,813	3,840
Diluted weighted average ordinary shares outstanding (in thousands)	183,619	192,300	199,487
Basic earnings per ordinary share	$ 3.83	$ 3.50	$ 3.34
Diluted earnings per ordinary share	$ 3.74	$ 3.43	$ 3.27